Significant Accounting Policies - Advertising and Promotional Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies
Advertising and promotional expense	$ 1,330	$ 1,413	$ 1,509